Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Sep. 30, 2023
Trade and other receivables [abstract]
Trade and other receivables, current	€ 79,497	€ 91,764